14 CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2017
Notes
14 CAPITAL MANAGEMENT

14       CAPITAL MANAGEMENT

The Company defines capital as all components of shareholders’ equity. The Company has a working capital line of credit as well as deferred revenue, due to related parties, accounts payable and accrued liabilities in the ordinary course of operations. The Board of Directors does not establish quantitative return on capital criteria for management due to the nature of the Company’s business. The Company does not pay dividends. The Company is not subject to any externally imposed capital requirements.